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June 4, 2021	Yana Dobkin Guss
T + 1 617 951 7109
F + 1 617 235 7317
yana.guss@ropesgray.com

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:       MassMutual Premier Funds (the "Trust"); File No. 811-08690

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-14 pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, relating to the issuance of shares in connection with the reorganizations of:

1) the Barings U.S. High Yield Fund series of Barings Funds Trust into the MassMutual High Yield Fund series of the Trust; and

2) the Barings Active Short Duration Bond Fund series of Barings Funds Trust into the MassMutual Short-Duration Bond Fund series of the Trust.

The Registration Statement is proposed to become effective on July 5, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience. We note that the proxy statement/prospectus included in this Registration Statement is also being filed today for MassMutual Advantage Funds (File No. 811-23703) with respect to the reorganizations of certain series of Barings Funds Trust into series of MassMutual Advantage Funds.

- 2 -	June 4, 2021

Please direct any questions regarding and/or comments on this filing to me at (617) 951-7109 or yana.guss@ropesgray.com. Thank you for your attention to this matter.

Sincerely,

/s/ Yana Guss

Yana Dobkin Guss

cc:	Andrew Goldberg Jill Nareau Robert Timothy Diggins